Related Party and Party In Interest Transactions (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
EBP 002 | Ingersoll Rand, Inc. Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares held (in shares)	452,443	506,651